Overview: (Details 2) - MXN ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 26, 2017	Dec. 31, 2014
Current assets [abstract]
Cash and cash equivalents	$ 4,677,454	$ 4,677,454	$ 3,497,635	$ 2,084,160		$ 2,855,362
Financial liabilities:
Working capital	3,379,213	3,379,213	3,639,835
Shareholders’ equity	33,688,301	33,688,301	22,753,954	20,408,051		$ 18,751,096
Revenue		12,589,818	9,753,491	8,994,597
Operating cost and expenses		11,112,985	4,820,892	4,921,700
Comprehensive financial cost		618,831	126,186	97,017
Deferred tax expense (income)		(932)	(932)	(5,259)
Net income for the year		(6,750,165)	(3,629,262)	(2,913,735)
Foreign currency translation		315,021
Comprehensive income		6,169,315	$ 4,028,903	$ 3,186,955
Aerostar [Member]
Current assets [abstract]
Cash and cash equivalents	436,774	436,774
Restricted cash	106,350	106,350			$ 16,989
Other current assets	247,517	247,517			(286,315)
Total current assets	790,641	790,641			702,641
Financial liabilities:
Current liabilities	(633,084)	(633,084)			647,896
Working capital	157,557	157,557
Land, furniture and equipment	141,708	141,708			135,929
Intangible assets, airport concessions - Net	13,636,227	13,636,227			$ 19,308,402
Other long term assets	584	584
Long-term Debt	(7,489,465)	(7,489,465)
Accounts payable to the Company	(1,210,088)	(1,210,088)
Deferred income tax - Net	(267,307)	(267,307)
Shareholders’ equity	4,969,216	4,969,216
Revenue	1,497,557
Operating cost and expenses	(1,186,028)
Comprehensive financial cost	(295,803)
Deferred tax expense (income)	(28,679)
Net income for the year	(12,953)
Foreign currency translation	254,110	$ 655,515
Comprehensive income	$ 241,157